SHARE BASED COMPENSATION (Details Narrative)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 GBP (£) £ / shares shares	Jun. 30, 2025 GBP (£) £ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 £ / shares shares	Jun. 30, 2026 GBP (£) £ / shares shares	Oct. 14, 2025 USD ($)	Dec. 31, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants in period shares | shares	77,018	77,018	44,100
Share-based compensation expense	$ 11,848
Awards outstanding shares | shares	1,193,348		1,985,983		1,385,392	1,193,348		1,974,208
Weighted average grant-date fair value of options granted | £ / shares					£ 17.36
Volatility rate	55.00%	55.00%
Risk-free interest rate	3.60%	3.60%
Unrecognized share compensation expense | £						£ 873,702
Unrecognized share compensation expense, period for recognition	3 years 1 month 17 days	3 years 1 month 17 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity valuation vesting threshold							$ 500,000,000
Remaining term	1 year 7 months 6 days	1 year 7 months 6 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity valuation vesting threshold							$ 1,000,000,000,000
Remaining term	4 years 6 months	4 years 6 months
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value of options granted | £ / shares		£ 14.69
Granted shares | shares	8,312	8,312	0
Unrecognized compensation cost related to options | £						£ 749,349
Weighted average exercise price | £ / shares					7.68	£ 7.91
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted shares | shares				863,784
Unrecognized compensation cost related to options | £						£ 0
Weighted average exercise price | £ / shares					3.66	£ 3.66
Director [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price | £ / shares					4.85
Director [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price | £ / shares					£ 3.66
Contingent Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award redemption period	395 days	395 days
Net reduction in period shares | shares	27,227	27,227	27,227
Grants in period shares | shares	47,515	47,515	47,515
Weighted average grant date value per share | £ / shares		£ 11.73	£ 5.87
Share-based compensation expense | £		£ 95,867	£ 269,670
Forfeiture inactive period	3 months	3 months	3 months
Awards outstanding shares | shares	1,193,348				1,385,392	1,193,348
Weighted average remaining period for redemption of outstanding awards	145 days	145 days
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Remaining term	6 years 10 months 9 days	6 years 10 months 9 days
Risk-free interest rate	3.81%	3.81%
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	1 year	1 year
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	4 years	4 years
Valuation Milestone One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense
Equity valuation vesting threshold	500,000,000
Vesting valuation milestone achieved				$ 500,000,000
Vesting valuation milestone not achieved	10,000,000,000
Valuation Milestone Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense
Equity valuation vesting threshold	1,000,000,000
Vesting valuation milestone achieved				1,000,000,000
Vesting valuation milestone not achieved	1,000,000,000,000
Valuation Milestone Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense
Equity valuation vesting threshold	2,000,000,000
Vesting valuation milestone achieved				2,000,000,000
Valuation Milestone Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense
Equity valuation vesting threshold	$ 5,000,000,000
Vesting valuation milestone achieved				$ 5,000,000,000
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost | £						£ 90,484